Related Party Transactions - Summary of Key Management Remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Short-term benefits	$ 9	$ 9	$ 9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 9	6	6	5
Total	$ 16	$ 16	$ 15